united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21571

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE  19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-490-4300

Date of fiscal year end: 3/31

Date of reporting period: 9/30/23

Item 1. Reports to Stockholders.

Return Stacked® Risk Managed U.S.
Stocks & Bonds Fund
(fka Newfound Risk Managed U.S. Growth Fund)

Class I Shares NFDIX

Semi-Annual Report

September 30, 2023

Return Stacked® Risk Managed U.S. Stocks & Bonds Fund
(fka Newfound Risk Managed U.S. Growth Fund)
PORTFOLIO REVIEW (Unaudited)
September 30, 2023

Average Annual Total Return through September 30, 2023*, as compared to its benchmarks:

	6 Months Return	1 Year	5 Years	Since Inception (1)
Return Stacked® Risk Managed U.S. Stocks & Bonds Fund - Class I	-1.59%	5.27%	-1.20%	1.31%
S&P 500 Total Return Index **	5.18%	21.62%	9.92%	10.94%
Bloomberg U.S. Treasury 1-3 Year Index ***	0.10%	2.44%	1.03%	0.80%
50/50 S&P 500/ 1-3 Year Treasury Blend ****	2.72%	11.96%	5.86%	6.09%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may be required to pay on Fund distributions or on the redemptions of Fund shares. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until August 1, 2025, to the extent necessary to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the adviser))) will not exceed 1.25% of average daily net assets attributable to Class I shares. The Fund’s gross total operating expenses as of its most recent prospectus is 1.51% of average daily net assets attributable to Class I shares. For performance information current to the most recent month-end, please call 1-855-394-9777.

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

***	The Bloomberg U.S. Treasury 1-3 Year Index measures US dollar-denominated, fixed-rate, nominal debt issued by the US Treasury. Treasury bills are excluded by the maturity constraint, but are part of a separate Short Treasury Index. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

****	This Blended Benchmark is an equally weighted custom composite of the S&P 500 Total Return Index and the Bloomberg U.S. Treasury 1-3 Year Index. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

(1)	The Return Stacked® Risk Managed U.S. Stocks & Bonds Fund commenced operations on June 2, 2015.

The Fund’s top holdings by asset class as of September 30, 2023 are as follows:

Portfolio Composition	% of Net Assets
Exchange Traded Funds - Equity	77.5%
Common Stock - Medical Equipment & Devices	1.8%
Common Stock - Technology Services	1.7%
Common Stock - Biotech & Pharma	1.5%
Common Stock - Software	1.0%
Common Stock - Beverages	0.9%
Common Stock - Commercial Support Services	0.8%
Common Stock - Food	0.8%
Common Stock - Electrical Equipment	0.7%
Other Investments	9.9%
Other Assets in Excess of Liabilities	3.4%
Total	100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

RETURN STACKED® RISK MANAGED U.S. STOCKS & BONDS FUND
(fka Newfound Risk Managed U.S. Growth Fund)
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 15.5%
	AEROSPACE & DEFENSE - 0.5%
314	HEICO Corporation	$50,846
117	Lockheed Martin Corporation	47,848
105	Teledyne Technologies, Inc.(a)	42,901
		141,595
	BEVERAGES - 0.9%
801	Brown-Forman Corporation, Class B	46,210
889	Coca-Cola Company (The)	49,766
144	Constellation Brands, Inc., Class A	36,192
1,642	Keurig Dr Pepper, Inc.	51,838
626	Monster Beverage Corporation(a)	33,147
293	PepsiCo, Inc.	49,646
		266,799
	BIOTECH & PHARMA - 1.5%
577	BioMarin Pharmaceutical, Inc.(a)	51,053
831	Bristol-Myers Squibb Company	48,231
353	Gilead Sciences, Inc.	26,454
814	Incyte Corporation(a)	47,025
329	Johnson & Johnson	51,242
405	Merck & Co., Inc.	41,695
56	Regeneron Pharmaceuticals, Inc.(a)	46,086
1,367	Royalty Pharma plc, Class A	37,100
127	Vertex Pharmaceuticals, Inc.(a)	44,163
294	Zoetis, Inc.	51,150
		444,199
	CHEMICALS - 0.4%
178	Air Products and Chemicals, Inc.	50,445
195	Ecolab, Inc.	33,033
69	New Linde plc	25,692
		109,170
	COMMERCIAL SUPPORT SERVICES - 0.8%
108	Cintas Corporation	51,950
297	Republic Services, Inc.	42,325
1,326	Rollins, Inc.	49,500
370	Waste Connections, Inc.	49,691

See accompanying notes to financial statements.

RETURN STACKED® RISK MANAGED U.S. STOCKS & BONDS FUND
(fka Newfound Risk Managed U.S. Growth Fund)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 15.5% (Continued)
	COMMERCIAL SUPPORT SERVICES - 0.8% (Continued)
325	Waste Management, Inc.	$49,543
		243,008
	DIVERSIFIED INDUSTRIALS - 0.3%
269	Honeywell International, Inc.	49,695
185	Illinois Tool Works, Inc.	42,607
		92,302
	ELECTRICAL EQUIPMENT - 0.7%
284	AMETEK, Inc.	41,964
639	Amphenol Corporation, Class A	53,670
612	Fortive Corporation	45,386
221	Keysight Technologies, Inc.(a)	29,241
332	TE Connectivity Ltd.	41,012
		211,273
	ENTERTAINMENT CONTENT - 0.3%
429	Activision Blizzard, Inc.	40,167
416	Electronic Arts, Inc.	50,086
		90,253
	FOOD - 0.8%
346	General Mills, Inc.	22,141
123	Hershey Company (The)	24,610
1,316	Hormel Foods Corporation	50,047
302	J M Smucker Company (The)	37,119
542	Kellogg Company	32,254
427	McCormick & Company, Inc.	32,298
371	Mondelez International, Inc., A	25,747
		224,216
	HEALTH CARE FACILITIES & SERVICES - 0.1%
328	Quest Diagnostics, Inc.	39,970

	HOUSEHOLD PRODUCTS - 0.6%
282	Church & Dwight Company, Inc.	25,840
171	Clorox Company (The)	22,411
696	Colgate-Palmolive Company	49,493
337	Kimberly-Clark Corporation	40,726

See accompanying notes to financial statements.

RETURN STACKED® RISK MANAGED U.S. STOCKS & BONDS FUND
(fka Newfound Risk Managed U.S. Growth Fund)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 15.5% (Continued)
	HOUSEHOLD PRODUCTS - 0.6% (Continued)
350	Procter & Gamble Company (The)	$51,051
		189,521
	INDUSTRIAL SUPPORT SERVICES - 0.2%
938	Fastenal Company	51,252

	INTERNET MEDIA & SERVICES - 0.2%
219	Alphabet, Inc., Class A(a)	28,658
208	VeriSign, Inc.(a)	42,126
		70,784
	LEISURE FACILITIES & SERVICES - 0.4%
14	Chipotle Mexican Grill, Inc.(a)	25,646
159	McDonald’s Corporation	41,887
330	Yum! Brands, Inc.	41,230
		108,763
	MACHINERY - 0.4%
250	IDEX Corporation	52,005
195	Snap-on, Inc.	49,737
252	Xylem, Inc.	22,940
		124,682
	MEDICAL EQUIPMENT & DEVICES - 1.8%
514	Abbott Laboratories	49,781
426	Agilent Technologies, Inc.	47,635
197	Becton Dickinson and Company	50,930
73	Cooper Companies, Inc. (The)	23,215
212	Danaher Corporation	52,597
656	Edwards Lifesciences Corporation(a)	45,448
97	Embecta Corporation	1,460
572	Hologic, Inc.(a)	39,697
73	IDEXX Laboratories, Inc.(a)	31,921
418	Medtronic PLC	32,754
40	Mettler-Toledo International, Inc.(a)	44,323
155	ResMed, Inc.	22,920
98	Thermo Fisher Scientific, Inc.	49,605

See accompanying notes to financial statements.

RETURN STACKED® RISK MANAGED U.S. STOCKS & BONDS FUND
(fka Newfound Risk Managed U.S. Growth Fund)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 15.5% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 1.8% (Continued)
128	Waters Corporation(a)	$35,099
		527,385
	OIL & GAS PRODUCERS - 0.4%
1,976	Enterprise Products Partners, L.P.	54,083
1,530	MPLX, L.P.	54,422
		108,505
	RETAIL - CONSUMER STAPLES - 0.4%
100	Costco Wholesale Corporation	56,496
337	Walmart, Inc.	53,896
		110,392
	RETAIL - DISCRETIONARY - 0.5%
169	Home Depot, Inc. (The)	51,065
111	Lululemon Athletica, Inc.(a)	42,803
28	O’Reilly Automotive, Inc.(a)	25,448
534	TJX Cos., Inc./The	47,462
		166,778
	SEMICONDUCTORS - 0.4%
235	Analog Devices, Inc.	41,146
242	Teradyne, Inc.	24,311
308	Texas Instruments, Inc.	48,975
		114,432
	SOFTWARE - 1.0%
61	Adobe Systems, Inc.(a)	31,104
83	ANSYS, Inc.(a)	24,697
51	Intuit, Inc.	26,058
379	PTC, Inc.(a)	53,696
111	Roper Technologies, Inc.	53,755
111	Tyler Technologies, Inc.(a)	42,862
250	Veeva Systems, Inc., Class A(a)	50,863
		283,035
	STEEL - 0.1%
96	Reliance Steel & Aluminum Company	25,174

See accompanying notes to financial statements.

RETURN STACKED® RISK MANAGED U.S. STOCKS & BONDS FUND
(fka Newfound Risk Managed U.S. Growth Fund)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 15.5% (Continued)
	TECHNOLOGY HARDWARE - 0.4%
845	Cisco Systems, Inc.	$45,427
513	Garmin Ltd.	53,968
96	Motorola Solutions, Inc.	26,135
		125,530
	TECHNOLOGY SERVICES - 1.7%
167	Accenture plc, Class A	51,287
271	Broadridge Financial Solutions, Inc.	48,523
803	Cognizant Technology Solutions Corporation, Class A	54,395
543	CoStar Group, Inc.(a)	41,751
127	FactSet Research Systems, Inc.	55,532
132	Mastercard, Inc., Class A	52,260
158	Moody’s Corporation	49,955
453	Paychex, Inc.	52,244
137	S&P Global, Inc.	50,061
223	Visa, Inc., Class A	51,292
		507,300
	TOBACCO & CANNABIS - 0.3%
1,205	Altria Group, Inc.	50,670
563	Philip Morris International, Inc.	52,123
		102,793
	TRANSPORTATION & LOGISTICS - 0.4%
809	CSX Corporation	24,877
443	Expeditors International of Washington, Inc.	50,781
71	Old Dominion Freight Line, Inc.	29,049
		104,707

	TOTAL COMMON STOCKS (Cost $4,487,550)	4,583,818

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 77.6%
	EQUITY - 77.6%
2,462	Communication Services Select Sector SPDR Fund	161,433
857	Consumer Discretionary Select Sector SPDR Fund	137,960
2,940	Consumer Staples Select Sector SPDR Fund	202,301

See accompanying notes to financial statements.

RETURN STACKED® RISK MANAGED U.S. STOCKS & BONDS FUND
(fka Newfound Risk Managed U.S. Growth Fund)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 77.6% (Continued)
	EQUITY - 77.6% (Continued)
2,712	Energy Select Sector SPDR Fund	$245,138
15,638	Fidelity Low Volatility Factor ETF	760,476
34,391	Fidelity Momentum Factor ETF	1,605,197
15,485	Fidelity Quality Factor ETF	763,335
19,118	Financial Select Sector SPDR Fund	634,144
347	Health Care Select Sector SPDR Fund	44,673
3,545	Industrial Select Sector SPDR Fund	359,392
10,393	iShares MSCI USA Min Vol Factor ETF	752,245
11,492	iShares MSCI USA Momentum Factor ETF	1,605,432
5,795	iShares MSCI USA Quality Factor ETF	763,723
39,221	JPMorgan US Momentum Factor ETF	1,609,646
17,695	JPMorgan US Quality Factor ETF	765,663
2,999	Materials Select Sector SPDR Fund	235,571
6,678	Real Estate Select Sector SPDR Fund	227,520
3,361	SPDR S&P 500 ETF Trust	1,436,760
5,672	SPDR SSGA US Large Cap Low Volatility Index ETF	757,356
2,160	Technology Select Sector SPDR Fund	354,089
2,314	Utilities Select Sector SPDR Fund	136,364
19,546	Vanguard S&P 500 ETF	7,675,714
14,341	Vanguard US Momentum Factor ETF	1,626,116
		22,860,248

	FIXED INCOME - 0.0%(b)
97	iShares 1-3 Year Treasury Bond ETF	7,854

	TOTAL EXCHANGE-TRADED FUNDS (Cost $20,834,837)	22,868,102

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.3%
	MONEY MARKET FUNDS - 0.3%
9	First American Government Obligations Fund Class X, 5.26% (Cost 2,349 $92,349)(c)	92,349

See accompanying notes to financial statements.

RETURN STACKED® RISK MANAGED U.S. STOCKS & BONDS FUND
(fka Newfound Risk Managed U.S. Growth Fund)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Contracts(d)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	INDEX OPTIONS PURCHASED - 3.2%
	CALL OPTIONS PURCHASED - 0.9%
13	S&P 500 INDEX	GS	03/15/2024	$4,800	$6,240,000	$32,305
15	S&P 500 INDEX	GS	04/19/2024	4,850	7,275,000	46,425
22	S&P 500 INDEX	GS	05/17/2024	5,100	11,220,000	26,180
27	S&P 500 INDEX	GS	06/21/2024	5,150	13,905,000	39,555
21	S&P 500 INDEX	GS	07/19/2024	5,075	10,657,500	59,430
25	S&P 500 INDEX	GS	08/16/2024	5,175	12,937,500	61,750
	TOTAL CALL OPTIONS PURCHASED (Cost - $738,910)					265,645

	PUT OPTIONS PURCHASED - 2.3%
20	S&P 500 INDEX	GS	12/15/2023	$4,000	$8,000,000	$78,400
14	S&P 500 INDEX	GS	12/15/2023	4,125	5,775,000	83,090
7	S&P 500 INDEX	GS	03/15/2024	3,800	2,660,000	36,750
8	S&P 500 INDEX	GS	04/19/2024	3,700	2,960,000	42,400
7	S&P 500 INDEX	GS	05/17/2024	4,150	2,905,000	95,060
7	S&P 500 INDEX	GS	06/21/2024	4,250	2,975,000	122,290
6	S&P 500 INDEX	GS	07/19/2024	4,150	2,490,000	94,800
6	S&P 500 INDEX	GS	08/16/2024	4,200	2,520,000	108,960
	TOTAL PUT OPTIONS PURCHASED (Cost - $645,164)					661,750

	TOTAL INDEX OPTIONS PURCHASED (Cost - $1,384,074)					927,395

	TOTAL INVESTMENTS - 96.6% (Cost $26,798,810)					$28,471,664
	CALL OPTIONS WRITTEN - 0.0% (Proceeds - $26,670)					(12,000)
	PUT OPTIONS WRITTEN - (0.6)% (Proceeds - $146,857)					(155,725)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 4.0%(f)					1,174,961
	NET ASSETS - 100.0%					$29,478,900

Contracts(d)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN INDEX OPTIONS - (0.6)%
	CALL OPTIONS WRITTEN- (0.0)%(e)
25	S&P 500 INDEX	GS	08/16/2024	$5,600	$14,000,000	$12,000

	TOTAL CALL OPTIONS WRITTEN (Proceeds - $26,670)

See accompanying notes to financial statements.

RETURN STACKED® RISK MANAGED U.S. STOCKS & BONDS FUND
(fka Newfound Risk Managed U.S. Growth Fund)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Contracts(d)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN INDEX OPTIONS - (0.6)% (Continued)
	PUT OPTIONS WRITTEN - (0.6)%
20	S&P 500 INDEX	GS	12/15/2023	$3,500	$7,000,000	$18,000
14	S&P 500 INDEX	GS	12/15/2023	3,675	5,145,000	19,950
7	S&P 500 INDEX	GS	05/17/2024	3,350	2,345,000	24,045
7	S&P 500 INDEX	GS	06/21/2024	3,450	2,415,000	32,830
6	S&P 500 INDEX	GS	07/19/2024	3,350	2,010,000	27,150
6	S&P 500 INDEX	GS	08/16/2024	3,425	2,055,000	33,750
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $146,857)					155,725
	WRITTEN INDEX OPTIONS - (0.6)% (Continued)
	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $173,527)					167,725

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(g)	Value and Unrealized Depreciation
94	CBOT 10 Year US Treasury Note	12/19/2023	$10,157,875	$(246,375)

	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

GS	- Goldman Sachs

LP	- Limited Partnership

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

PLC	- Public Limited Company

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Rate disclosed is the seven day effective yield as of September 30, 2023.

(d)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(e)	Percentage rounds to greater than (0.1%).

(f)	Subject to call and put options.

(g)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes to financial statements.

Return Stacked® Risk Managed U.S. Stocks & Bonds Fund
(fka Newfound Risk Managed U.S. Growth Fund)
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2023

ASSETS
Investment securities:
At cost	$26,798,810
At fair value	$28,471,664
Cash	29,356
Deposits with brokers	1,381,910
Receivable for securities sold	74,933
Receivable for fund shares sold	26,337
Prepaid registration fees	14,153
Dividends and interest receivable	51,842
TOTAL ASSETS	30,050,195

LIABILITIES
Unrealized depreciation on futures contracts	246,375
Options written, at fair value (premium received $173,527)	167,725
Payable for investments purchased	18,601
Payable for fund shares redeemed	107,043
Investment advisory fees payable	7,352
Payable to related parties	18,806
Accrued expenses and other liabilities	5,393
TOTAL LIABILITIES	571,295
NET ASSETS	$29,478,900

Net Assets Consist Of:
Paid-in capital ($0 par value, unlimited shares authorized)	$39,093,889
Accumulated losses	(9,614,989)
NET ASSETS	$29,478,900

Net Asset Value Per Share:
Class I Shares:
Net Assets	$29,478,900
Shares of beneficial interest outstanding	3,052,966
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$9.66

(a)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.

See accompanying notes to financial statements.

Return Stacked® Risk Managed U.S. Stocks & Bonds Fund
(fka Newfound Risk Managed U.S. Growth Fund)
STATEMENT OF OPERATIONS (Unaudited)
For Six Months Ended September 30, 2023

INVESTMENT INCOME
Dividend and interest income	$231,225
Less: Foreign withholding taxes	(31)
TOTAL INVESTMENT INCOME	231,194

EXPENSES
Investment advisory fees	136,054
Administrative services fees	36,468
Registration fees	22,875
Accounting services fees	16,051
Transfer agent fees	14,889
Compliance officer fees	12,133
Audit and tax fees	10,254
Legal fees	9,782
Third party administrative fees	9,525
Trustees fees and expenses	7,271
Printing expenses	5,314
Custodian fees	2,721
Interest expense	2,355
Insurance expense	732
Other expenses	1,109
TOTAL EXPENSES	287,533

Less: Fees waived by the Adviser	(70,258)

NET EXPENSES	217,275
NET INVESTMENT INCOME	13,919

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized loss from investments	(150,778)
Net realized loss from futures contracts	(301,754)
Net realized gain from options written	429,598
(22,934)
Net change in unrealized appreciation (depreciation) on:
Investments	321,735
Futures contracts	(667,313)
Options written	(71,757)
(417,335)
NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS	(440,269)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(426,350)

See accompanying notes to financial statements.

Return Stacked® Risk Managed U.S. Stocks & Bonds Fund
(fka Newfound Risk Managed U.S. Growth Fund)
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	September 30, 2023	March 31, 2023
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS
Net investment gain	$13,919	$37,693
Net realized loss from investments, futures contracts and options written	(22,934)	(7,839,044)
Net change in unrealized depreciation on investments, futures contracts and options written	(417,335)	(3,325,861)
Net decrease in net assets resulting from operations	(426,350)	(11,127,212)

FROM DISTRIBUTIONS TO SHAREHOLDERS
From return of capital
Class I	—	(816)
From net investment income
Class I	(11,046)	—
Total distributions to shareholders	(11,046)	(816)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class I	1,518,684	26,517,714
Distributions reinvested
Class I	7,984	630
Redemption fee proceeds
Class I	672	4,955
Cost of shares redeemed
Class I	(11,445,387)	(56,359,072)
Net decrease in net assets from shares of beneficial interest	(9,918,047)	(29,835,773)

TOTAL DECREASE IN NET ASSETS	(10,355,443)	(40,963,801)

NET ASSETS
Beginning of period/year	39,834,343	80,798,144
End of period/year	$29,478,900	$39,834,343

SHARE ACTIVITY
Class I:
Shares Sold	152,182	2,649,359
Shares Reinvested	824	65
Shares Redeemed	(1,154,581)	(5,589,619)
Net decrease in shares of beneficial interest outstanding	(1,001,575)	(2,940,195)

See accompanying notes to financial statements.

Return Stacked® Risk Managed U.S. Stocks & Bonds Fund
(fka Newfound Risk Managed U.S. Growth Fund)
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period/Years Presented

	Class I

	For the		For the		For the		For the		For the	For the
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	September 30, 2023		March 31, 2023		March 31, 2022		March 31, 2021		March 31, 2020	March 31, 2019
	(Unaudited)
Net asset value, beginning of period/year	$9.82		$11.55		$11.02		$9.39		$9.97	$10.65

Activity from investment operations:
Net investment income (loss) (1)	0.00		0.01		(0.02)		0.04		0.06	0.10
Net realized and unrealized gain (loss) on investments	(0.16)		(1.74)		0.91		1.67		(0.57)	(0.10)
Total from investment operations	(0.16)		(1.73)		0.89		1.71		(0.51)	0.00 (6)

Less distributions from:
Return of capital	—		(0.00	) (6)	(0.00	) (6)	(0.00	) (6)	—	—
Net investment income	(0.00	) (6)	—		—		(0.04)		(0.07)	(0.10)
Net realized gains	—		—		(0.36)		(0.04)		—	(0.58)
Total distributions	(0.00	) (6)	(0.00	) (6)	(0.36)		(0.08)		(0.07)	(0.68)

Paid-in-Capital From Redemption Fees (6)	0.00		0.00		0.00		0.00		0.00	0.00

Net asset value, end of period/year	$9.66		$9.82		$11.55		$11.02		$9.39	$9.97

Total return (2)	(1.59	)% (11)	(14.98)%		7.74%		18.28%		(5.20)%	0.25%

Net assets, at end of period/year (000s)	$29,479		$39,834		$80,798		$45,060		$46,040	$38,842

Ratio of gross expenses to average net assets (3)(4)	1.67	% (7)(10)	1.41	% (7)	1.19	% (7)(9)	1.47	% (7)	1.31%	1.55%
Ratio of net expenses to average net assets(4)(8)	1.26	% (7)(10)	1.27	% (7)	1.22	% (7)(9)	1.26	% (7)	1.25%	1.25%
Ratio of net investment income to average net assets (4)(5)	0.08	% (7)(10)	0.07	% (7)	(0.14	)% (7)	0.43	% (7)	0.53%	0.90%
Portfolio Turnover Rate	41	% (11)	136%		82%		317%		177%	360%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of redemption fees. Had the adviser not waived fees or reimbursed a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser and affiliates.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.01 per share.

(7)	Excluding interest expense, the following ratios would have been:

	September 30, 2023	March 31, 2023	March 31, 2022	March 31, 2021
Gross expenses to average net assets	1.66%	1.39%	1.19%	1.46%
Net expenses to average net assets	1.25%	1.25%	1.22%	1.25%
Net investment income to average net assets	0.09%	0.09%	(0.14)%	0.44%

(8)	Represents the ratio of expenses to average net assets inclusive of fee waivers and/or expense reimbursements by the adviser and affiliates.

(9)	Includes recapture of 0.03% during the year.

(10)	Annualized

(11)	Not Annualized

See accompanying notes to financial statements.

Return Stacked® Risk Managed U.S. Stocks & Bonds Fund
(fka Newfound Risk Managed U.S. Growth Fund)
NOTES TO FINANCIAL STATEMENTS (Unaudited)
September 30, 2023

1.	ORGANIZATION

Return Stacked Risk Managed U.S. Stocks & Bonds Fund (the “Fund”) is a diversified series of shares of beneficial interest of the Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011 under the laws of the state of Delaware registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. The Fund seeks long term capital appreciation with an emphasis on preservation of capital. The Fund commenced operations on June 2, 2015. The Fund is a “fund of funds” in that the Fund will generally invest in other investment companies.

The Fund currently offers Class I shares. Class I shares are offered at net asset value.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services Investment Companies” including Accounting Standards Update 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. Options contracts listed on a securities exchange or board of trade (not including index options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the valuation date. Index options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the mean between the current bid and ask prices on the valuation date. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and options on futures are valued at the settlement price determined by the exchange. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects the fair value of the Fund’s holding. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, which approximates fair value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value

Return Stacked® Risk Managed U.S. Stocks & Bonds Fund
(fka Newfound Risk Managed U.S. Growth Fund)
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2023

methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like a common stock and may be actively managed or represent a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which they invest, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Notes – The Fund may invest in exchange traded notes (“ETNs”). ETNs are a type of debt security that is linked to the performance of underlying securities. The risks of owning ETNs generally reflect the risks of owning the underlying securities they are designed to track. In addition, ETNs are subject to credit risk generally to the same extent as debt securities.

Return Stacked® Risk Managed U.S. Stocks & Bonds Fund
(fka Newfound Risk Managed U.S. Growth Fund)
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2023

Futures Contracts – The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies, or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the consolidated statement of assets and liabilities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against risk. When the Fund writes put and call options, an amount equal to the premium received is included in the Statement of Assets and Liability as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Return Stacked® Risk Managed U.S. Stocks & Bonds Fund
(fka Newfound Risk Managed U.S. Growth Fund)
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2023

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2023, for the Fund’s assets and liabilities measured at fair value:

			Level 3 (Other
		Level 2 (Other	Significant
		Significant	Unobservable
Assets *	Level 1 (Quoted Prices)	Observable Inputs)	Inputs)	Total
Exchange-Traded Funds	$22,868,102	$—	$—	$22,868,102
Common Stocks	4,583,818	—	—	4,583,818
Short-Term Investments	92,349	—	—	92,349
Call Options Purchased	144,465	121,180	—	265,645
Put Options Purchased	566,950	94,800	—	661,750
Total	$28,255,684	$215,980	$—	$28,471,664
Liabilities *
Futures contracts **	$246,375	$—	$—	$246,375
Call Options Written	12,000	—	—	12,000
Put Options Written	104,530	51,195	—	155,725
Total	$362,905	$51,195	$—	$414,100

The Fund did not hold any Level 3 securities during the period.

*	Refer to the Schedule of Investments for classification by asset class.

**	Net unrealized depreciation of futures contracts is reported in the above table.

Offsetting of Financial Assets and Derivative Assets

The Fund’s policy is to recognize a net asset or liability equal to the net variation margin for futures contracts. For the six months ended September 30, 2023, the Fund was not subject to any master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at September 30, 2023, for the Fund.

Return Stacked® Risk Managed U.S. Stocks & Bonds Fund
(fka Newfound Risk Managed U.S. Growth Fund)
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2023

					Gross Amounts Not Offset in the Statement of
Liabilities:					Assets & Liabilities
				Net Amounts of Assets
	Gross Amounts of		Gross Amounts Offset	Presented in the
	Recognized Asset &		in the Statement of	Statement of Assets &		Pledged Collateral
Description	Liabilities		Assets & Liabilities	Liabilities	Financial Instruments	Received *	Net Amount
Futures Contracts	$(246,375	) (1)	$—	$(246,375)	$—	$(246,375)	$—
Options written	(167,725)		—	(167,725)	—	(167,725)	—
Total	$(414,100)		$—	$(414,100)	$—	$(414,100)	$—

(1)	Gross unrealized depreciation as presented in the Schedule of Investments.

*	Collateral pledged is limited to the net outstanding amount due to/from one individual counterparty. The actual collateral amounts pledged may exceed these amount and fluctuate in value.

Impact of Derivatives on the Statements of Assets and Liabilities and Statements of Operations

The derivative instruments outstanding as September 30, 2023 as disclosed in the Schedule of Investments and the amounts of realized gain (loss) and net change in unrealized appreciation (depreciation) on derivative instruments during the period as disclosed in the Statement of Operations serves as indicators of the volume of derivative activity for the Fund.

The following is a summary of the location and primary risk exposure of derivative investments on the Fund’s Statement of Assets and Liabilities as of September 30, 2023:

	Asset Derivatives
Contract Type/Primary Risk Exposure	Balance Sheet Location	Fair Value
Call Options Purchased - Equity Risk	Investment securities; At fair value	$265,645
Put Options Purchased - Equity Risk	Investment securities; At fair value	661,750
		$927,395

	Liability Derivatives
Contract Type/Primary Risk Exposure	Balance Sheet Location	Fair Value
Call Options Written - Equity Risk	Options written, at fair value	$12,000
Put Options Written - Equity Risk	Options written, at fair value	155,725
Future Contracts - Interest Risk	Unrealized depreciation on futures contracts	246,375
		$414,100

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations as of September 30, 2023:

Derivative Investment Type	Location of Derivatives
Interest Rate Futures Contracts	Net realized loss from futures contracts/Net change in unrealized depreciation on futures contracts
Options Purchased	Net realized loss from investments/Net change in unrealized appreciation on investments
Options Written	Net realized gain from options written/Net change in unrealized depreciation on options written

Return Stacked® Risk Managed U.S. Stocks & Bonds Fund
(fka Newfound Risk Managed U.S. Growth Fund)
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2023

The following is a summary of the Fund’s realized gain (loss) and net change in unrealized appreciation (depreciation) on derivative investments recognized in the Statement of Operations categorized by primary risk exposure for the six months ended September 30, 2023:

Realized gain (loss) on derivatives recognized in the Statements of Operations
			Total for the Six Months Ended
Derivative Investment Type	Equity Risk	Interest Rate Risk	September 30, 2023
Futures contracts	$—	$(301,754)	$(301,754)
Options Written	429,598	—	429,598
Options Purchased	(1,038,893)	—	(1,038,893)

Net change in unrealized appreciation (depreciation) on derivatives recognized in the Statements of Operations
			Total for the Six Months Ended
Derivative Investment Type	Equity Risk	Interest Rate Risk	September 30, 2023
Futures contracts	$—	$(667,313)	$(667,313)
Options Written	(71,757)	—	(71,757)
Options Purchased	303,159	—	303,159

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for the Fund. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended 2021-2023, or expected to be taken in the Fund’s March 31, 2024, year- end tax returns. The Fund identifies it’s major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Return Stacked® Risk Managed U.S. Stocks & Bonds Fund
(fka Newfound Risk Managed U.S. Growth Fund)
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2023

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that has not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

Securities Lending – The Fund has entered into a securities lending arrangement with Securities Finance Trust Company (“SFTC”), whereby SFTC facilitates securities lending transactions between the Fund and one or more borrowers (each a “Borrower”). Under the terms of the agreement, the Fund is authorized to loan securities to the Borrower. In exchange, the Fund receives cash collateral in the amount of at least 102% of the value of the securities loaned. The cash collateral is invested in short-term instruments as noted in the Fund’s Schedule of Investments. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them.

Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the Fund’s agent shall request additional collateral from the Borrower to bring the collateralization back to 102%. Under the terms of the securities lending agreement, the Fund is indemnified for such losses by the security lending agreement. Should the Borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. During the six months ended September 30, 2023, there was no securities lending.

3.	INVESTMENT TRANSACTIONS

For the six months ended September 30, 2023, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $13,131,892 and $23,145,548, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Newfound Research LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an advisory agreement with the Trust on behalf of the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, calculated and accrued daily and paid monthly, at an annual rate of 0.79%. Pursuant to the advisory agreement, the Fund accrued $136,054 in advisory fees for the six months ended September 30, 2023.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until August 1, 2025 to waive a portion of its management fees and reimburse expenses of the Fund, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the adviser))) will not exceed 1.25% of the Fund’s average daily net assets. Contractual waivers and expense payments may be recaptured by the Adviser to the extent that overall expenses fall below the lesser of the expense limitation then in place or in place at the time of the waiver, within three years of when the amounts were waived.

Return Stacked® Risk Managed U.S. Stocks & Bonds Fund
(fka Newfound Risk Managed U.S. Growth Fund)
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2023

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s management fees are subsequently less than the agreed upon percentage of average daily net assets, the Adviser shall be entitled to reimbursement by the Fund for such waiver only if reimbursement is within the expense limitation. For the six months ended September 30, 2023 the Adviser waived $70,258 in expenses for the Fund, pursuant to the Waiver Agreement. As of September 30, 2023, the Adviser has waived fees/reimbursed expenses that may be recovered no later than March 31 of the year indicated below:

2024	2025	2026

$87,531	$0	$76,804

Northern Lights Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. For the six months ended September 30, 2023 the Distributor received $0 for the Fund, of which $0 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (” NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	UNDERLYING FUND RISK

Each Underlying Fund, including each ETF, is subject to specific risks, depending on the nature of the Underlying Fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

6.	REDEMPTION FEES

A 1.00% redemption fee is imposed by the Fund to offset transaction costs and other expenses associated with short-term investing. The fee is imposed on redemptions of shares made within 30 days of purchase date. Redemption fees are recorded by the Fund as a redemption of Fund shares and as a credit to paid-in-capital. For the six months ended September 30, 2023, the Fund received $672 in redemption fees.

Return Stacked® Risk Managed U.S. Stocks & Bonds Fund
(fka Newfound Risk Managed U.S. Growth Fund)
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2023

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The below table represents aggregate cost for federal tax purposes for the Fund as of September 30, 2023, and differs from market value by net unrealized appreciation/depreciation which consisted of:

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation/
Aggregate Cost	Appreciation	Depreciation	(Depreciation)
$26,625,283	$2,301,408	$(920,387)	$1,381,021

The tax character of Fund distributions paid for the years ended March 31, 2023 and March 31, 2022 was as follows:

For the year ended March 31, 2023				For the year ended March 31, 2022
Ordinary	Long-Term	Return of		Ordinary	Long-Term	Return of
Income	Capital Gains	Capital	Total	Income	Capital Gains	Capital	Total
$—	$—	$816	$816	$1,814,647	$525,650	$2,630	$2,342,927

As of March 31, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
—	—	$(1,088,307)	$(9,220,281)	—	$1,130,995	$(9,177,593)

The difference between book basis and tax basis unrealized appreciation, undistributed net investment income and accumulated net realized losses from investments is primarily attributable to the tax deferral of losses on wash sales, the mark to market on open futures and options contracts and adjustments for partnerships.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $1,885.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $1,086,422.

At March 31, the Fund has capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

Short-Term Non-Expiring	Long-Term Non-Expiring	Total	CLCF Utilized
$5,639,695	$3,580,586	$9,220,281	$—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses, and distributions in excess, resulted in reclassifications for the Fund for the fiscal year ended March 31, 2023 as follows:

Paid In	Accumulated
Capital	Deficit
$(9,790)	$9,790

Return Stacked® Risk Managed U.S. Stocks & Bonds Fund
(fka Newfound Risk Managed U.S. Growth Fund)
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2023

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the outstanding shares of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of September 30, 2023, National Financial Services, LLC (“NFS”) was the record owner of 53.26% of the Fund’s outstanding shares. NFS may be the beneficial owner of some or all the shares for the Fund or may hold the shares for the benefit of others. As a result, NFS may be deemed to control the Fund. Persons controlling the Fund can determine the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the advisory agreement with the Adviser.

9.	RECENT REGULATORY UPDATES

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were available to be issued. Management has determined that no events or transactions other than the below occurred requiring adjustment or disclosure in the financial statements.

The Board announced on November 28, 2023, the impending closure and liquidation of the Fund. The Board has determined to close the Fund and redeem all outstanding shares on or about December 26, 2023. Effective immediately, the Fund will not accept any new investments, will no longer pursue its stated investment objective, and will begin liquidating its portfolio and will invest in cash equivalents such as money market funds until all shares have been redeemed. Any required distributions of income and capital gains will be distributed as soon as practicable to shareholders and reinvested in additional shares, unless you have previously requested payment in cash.

Return Stacked® Risk Managed U.S. Stocks & Bonds Fund
(fka Newfound Risk Managed U.S. Growth Fund)
Expense Examples (Unaudited)
September 30, 2023

Example

As a shareholder of the Fund you will incur two types of costs: (1) transaction costs, including sales loads and/or redemption fees; and (2) ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and/or other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual Ending Account Value” shown is derived from the Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account Value	Account Value	Paid During	Account Value	Paid During
	Expense Ratio	4/1/23	9/30/23	Period	9/30/23	Period

Return Stacked® Risk Managed U.S. Stocks & Bonds Fund – Class I (a)	1.26%	$1,000.00	$984.10	$6.27	$1,018.68	$6.38

(a)	Actual Expenses Paid During Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 days and divided by 366.

PRIVACY NOTICE

Rev. June 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	■ Social Security number ■ Assets ■ Retirement Assets ■ Transaction History ■ Checking Account Information	■ Purchase History ■ Account Balances ■ Account Transactions ■ Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (631) 490-4300

Who we are
Who is providing this notice?	Northern Lights Fund Trust III
What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-394-9777 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISER
Newfound Research LLC
380 Washington Street, Second Floor
Wellesley Hills, MA 02481

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

RS-SAR23

(b)        Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable Fund is an open-end management investment company

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 13(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 13(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 12/11/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 12/11/2023

By (Signature and Title)

/s/ Rich Gleason

Rich Gleason, Principal Financial Officer/Treasurer

Date 12/11/2023